Item G.1.a.ii. Provision of financial support. If the Registrant responded “YES” to Item B.14., provide the following information (unless the Registrant is a Money Market Fund):

(a)   Description of nature of support: cash investment

(b)   Person providing support: Pacific Life Insurance Company

(c)   Brief description of relationship between the person providing support and the Registrant: Pacific Life Insurance Company is the Administrator of the Registrant

(d)   Date support provided: April 30, 2024, October 11, 2024, and October 30, 2024

Amount of support. $12,000,000

•       Pacific Dynamix Aggressive Growth Class I – $1,000,000

•       Pacific Dynamix Aggressive Growth Class P – $1,000,000

•       Large Cap Plus Bond Alpha Class I - $2,000,000

•       Large Cap Plus Bond Alpha Class P - $50,000

•       Small Cap Plus Bond Alpha Class I - $300,000

(e)         ●    Small Cap Plus Bond Alpha Class P - $50,000

•       International Equity Plus Bond Alpha Class I - $500,000

•       International Equity Plus Bond Alpha Class P - $50,000

•       Bond Plus Class I - $1,000,000

•       Bond Plus Class P - $50,000

•       QQQ Plus Bond Alpha Class I - $3,000,000

•       QQQ Plus Bond Alpha Class P - $3,000,000

(f)    Security supported (if applicable). Disclose the full name of the issuer, the title of the issue (including coupon or yield, if applicable) and at least two identifiers, if available (e.g., CIK, CUSIP, ISIN, LEI). Not applicable

(g)   Value of security supported on date support was initiated (if applicable). Not applicable

(h)   Brief description of reason for support. To temporarily support the expenses relating to the new share classes for these new Funds until sufficient sales occur.

(i)    Term of support. None

(j)    Brief description of any contractual restrictions relating to support. None